Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ 27,025	$ 208,415	$ (35,848)	$ 252,801
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized loss (gain) on translation of foreign operations	18,205	4,507	13,592	(8,054)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	45,230	212,922	(22,256)	244,747
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	45,264	212,962	(22,111)	235,395
Non-controlling interest	(34)	(40)	(145)	9,352
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ 45,230	$ 212,922	$ (22,256)	$ 244,747